SCHEDULE OF FUTURE MINIMUM CAPITAL EXPENDITURES ON THE CONSTRUCTION-IN-PROGRESS (Details) - Yumen CIP Project [Member] - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
2025	$ 5,000,000	$ 5,000,000
2026
2027
2028
Total	$ 5,000,000	$ 5,000,000